Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
CONCENTRATIONS [Abstract]
Schedule of Accounts Receivable
	December 31, 2012	December 31, 2013

Accounts receivable	2,240,058	544,754
Allowance for doubtful accounts	(2,172,972)	(480,076)
Accounts receivable, net of allowance for doubtful accounts	67,086	64,678

Schedule of Movement of Allowance for Doubtful Accounts
	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013

Balance at beginning of the year	2,437,179	4,416,706	2,172,972
Provisions	3,637,147	—	—
Reversed	(177,321)	(2,255,301)	(310,699)
Accounts written off	—	—	(1,435,204)
Transferred out due to disposal of Yisheng	(1,480,299)	—	—
Translation difference	—	11,567	53,007
Balance at the end of the year	4,416,706	2,172,972	480,076